Inventories (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Certain raw materials USD ($)	Dec. 31, 2014 Certain raw materials CNY	Dec. 31, 2013 Certain raw materials CNY
Inventories
Raw materials	$ 68,932,877	421,800,272	320,486,533
Work-in-process	523,311	3,202,142	3,574,268
Finished goods	11,726,133	71,752,211	29,145,319
Total inventories	81,182,321	496,754,625	353,206,120
Inventories
Amount pledged as collateral for borrowings from financial institutions				$ 30,031,961	183,765,570	0